Housing Loans and Deposits from Customers in the Banking Business (Details Textual) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Housing Loans and Deposits from Customers in Banking Business (Textuals) [Abstract]
Balance of time deposits issued in amounts of 10 million yen or more	¥ 247,799	¥ 243,629
Housing loan [Member]
Housing Loans and Deposits from Customers in Banking Business (Textuals) [Abstract]
Housing loans in the banking business	656,047	555,105
Allowance for credit losses of housing loans in the banking business	¥ 925	¥ 742